Offerings - Offering: 1	Sep. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	11.775
Maximum Aggregate Offering Price	$ 47,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,504.51
Offering Note	Represents Common Shares issuable pursuant to awards (including the exercise of any options granted) under the Canadian Solar Inc. Amended and Restated Share Incentive Plan (the "Plan"). In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of the Company's Common Stock that may become issuable under the Plan by reason of any substitutions or adjustments to shares to account for any change in corporate capitalization, such as a reorganization, recapitalization, liquidation, stock dividend, stock split, or other distribution of stock or property of the Company, combination or exchange of shares of Common Stock, dividend in kind, or other like change in capital structure. Calculated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the average of the high and low prices ($12.02 and $11.53) of the Company's Common Shares as quoted on the Nasdaq Global Select Market on September 17, 2026.